SHAREHOLDERS' EQUITY (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2021	Mar. 31, 2021 $ / shares shares	Sep. 30, 2021 vote $ / shares shares	Dec. 31, 2020 vote $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 23, 2021 $ / shares	Feb. 16, 2021 vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 10, 2012 $ / shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)			75,254,333	75,254,333				75,254,333
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001				$ 0.001	$ 0.001
Ordinary shares, shares outstanding (in shares)			14,272,521	12,170,929				11,941,841
Ordinary shares, shares issued (in shares)			15,704,059	13,602,467				13,373,379
ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Preference shares, shares authorized (in shares)			5,000,000	5,000,000			5,000,000
Preference shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Preference shares, shares issued (in shares)			0	0			0
Preference shares, shares outstanding (in shares)			0	0			0
Ordinary shares, shares authorized (in shares)							50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0001
Business combination share conversion ratio				1
Ordinary shares, shares outstanding (in shares)							6,325,000
Ordinary shares, shares issued (in shares)							6,325,000
Exercisable term from closing of business combination			30 days	30 days
Exercisable term, from closing Of public offering			1 year	1 year
Expiration term of warrant (in years)			5 years	5 years
Threshold period for filling registration statement after business combination			20 days
Threshold for exercise of stock warrants after a business combination (days)		60 days
Percentage of gross proceeds on total equity proceeds			60.00%	60.00%
Volume weighted average trading price, term			10 days	10 days
Adjustment of exercise price of warrants as a percent, based on market value			115.00%
Adjustment of redemption price of warrants as a percent based on market value			180.00%
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination			30 days
Minimum conversion rate for founders shares			1
ION Acquisition Corp 2 LTD | Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)		500,000,000	500,000,000	500,000,000			500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of votes for each share | vote			1	1			1
Ordinary shares, shares outstanding (in shares)			25,300,000	0			25,300,000
Ordinary shares, shares issued (in shares)			25,300,000	0			25,300,000
Aggregate percentage of convertible shares as percentage of outstanding shares (percent)				20.00%
Maximum equity issuance price for business combination (usd per share) | $ / shares			$ 9.20	$ 9.20
Total number of ordinary share outstanding percentage	20.00%		20.00%
Stock price (in dollars per share) | $ / shares							$ 11.50
ION Acquisition Corp 2 LTD | Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)		50,000,000,000	50,000,000	50,000,000	50,000,000,000		50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.1000	$ 0.0001	$ 0.0001	$ 0.1000	$ 0.0001	$ 0.0001
Number of votes for each share | vote			1	1			1
Ordinary shares, shares outstanding (in shares)		6,325,000,000	6,325,000	6,325,000	6,325,000,000		6,325,000
Ordinary shares, shares issued (in shares)		6,325,000,000	6,325,000	6,325,000	6,325,000,000		6,325,000
ION Acquisition Corp 2 LTD | Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00
Class of Stock [Line Items]
Redemption of warrants, reference price (in dollars per share) | $ / shares			$ 18.00	$ 18.00
Redemption price of warrants (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Number of consecutive trading days			30 days
Redemption of warrants, threshold trading days			20 days	20 days
Minimum threshold written notice period for redemption of warrants			30 days	30 days
Stock price (in dollars per share) | $ / shares			$ 18.00
ION Acquisition Corp 2 LTD | Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00
Class of Stock [Line Items]
Redemption of warrants, reference price (in dollars per share) | $ / shares			10.00	$ 10.00
Redemption price of warrants (in dollars per share) | $ / shares			$ 0.10	$ 0.10
Number of consecutive trading days			30 days
Redemption of warrants, threshold trading days			20 days	20 days
Minimum threshold written notice period for redemption of warrants			30 days	30 days
Stock price (in dollars per share) | $ / shares			$ 10.00